Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000065485
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets Local Bond ETF
Trading Symbol	EBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets Local Bond ETF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation, changes in central bank policies, geopolitical risks in the Middle East and a stronger US Dollar were primary drivers of Fund performance during the reporting period.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. However, the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the US. This led to substantial volatility within international bond markets as investors contended with uncertainty of the future path of interest rates.

Risk appetite was further impacted by uncertainty surrounding the incoming US President’s policies regarding taxes, energy, trade, and regulatory policies and how they would impact broader global markets. In addition, a surge in the US dollar in the fourth quarter caused a negative drag on local currency returns. The Fund uses forwards to manage currency exposure, particularly when there are flows around month end, and for currency exposure purposes during market holidays and in the event of challenging liquidity in bond markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	EBND	Bloomberg Global Aggregate Bond Index	Bloomberg EM Local Currency Government Diversified Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,057	$9,984	$10,052
02/28/15	$9,910	$9,903	$9,912
03/31/15	$9,653	$9,808	$9,661
04/30/15	$9,944	$9,912	$9,967
05/31/15	$9,703	$9,735	$9,732
06/30/15	$9,601	$9,692	$9,639
07/31/15	$9,334	$9,714	$9,380
08/31/15	$8,938	$9,725	$8,989
09/30/15	$8,730	$9,775	$8,797
10/31/15	$9,070	$9,796	$9,137
11/30/15	$8,924	$9,633	$8,998
12/31/15	$8,802	$9,685	$8,886
01/31/16	$8,781	$9,769	$8,872
02/29/16	$8,874	$9,986	$8,966
03/31/16	$9,605	$10,256	$9,727
04/30/16	$9,814	$10,392	$9,934
05/31/16	$9,345	$10,253	$9,465
06/30/16	$9,835	$10,552	$9,964
07/31/16	$9,928	$10,632	$10,073
08/31/16	$9,943	$10,580	$10,101
09/30/16	$10,071	$10,638	$10,233
10/31/16	$9,943	$10,343	$10,113
11/30/16	$9,313	$9,932	$9,467
12/31/16	$9,426	$9,887	$9,590
01/31/17	$9,677	$9,998	$9,849
02/28/17	$9,851	$10,045	$10,028
03/31/17	$10,006	$10,061	$10,197
04/30/17	$10,061	$10,174	$10,263
05/31/17	$10,245	$10,332	$10,456
06/30/17	$10,276	$10,323	$10,491
07/31/17	$10,517	$10,496	$10,740
08/31/17	$10,634	$10,600	$10,856
09/30/17	$10,604	$10,505	$10,834
10/31/17	$10,385	$10,465	$10,618
11/30/17	$10,572	$10,581	$10,826
12/31/17	$10,709	$10,618	$10,975
01/31/18	$11,057	$10,744	$11,338
02/28/18	$10,897	$10,649	$11,181
03/31/18	$10,997	$10,762	$11,293
04/30/18	$10,719	$10,590	$11,016
05/31/18	$10,257	$10,510	$10,541
06/30/18	$9,965	$10,463	$10,253
07/31/18	$10,110	$10,445	$10,408
08/31/18	$9,623	$10,456	$9,919
09/30/18	$9,792	$10,366	$10,097
10/31/18	$9,720	$10,250	$10,024
11/30/18	$9,898	$10,282	$10,222
12/31/18	$10,004	$10,490	$10,350
01/31/19	$10,452	$10,650	$10,821
02/28/19	$10,377	$10,589	$10,750
03/31/19	$10,255	$10,721	$10,631
04/30/19	$10,203	$10,690	$10,582
05/31/19	$10,197	$10,834	$10,578
06/30/19	$10,733	$11,075	$11,126
07/31/19	$10,858	$11,044	$11,267
08/31/19	$10,575	$11,268	$10,984
09/30/19	$10,640	$11,154	$11,056
10/31/19	$10,876	$11,228	$11,302
11/30/19	$10,707	$11,143	$11,138
12/31/19	$11,048	$11,208	$11,496
01/31/20	$10,946	$11,351	$11,395
02/29/20	$10,702	$11,427	$11,154
03/31/20	$9,819	$11,171	$10,245
04/30/20	$10,180	$11,390	$10,610
05/31/20	$10,512	$11,440	$10,959
06/30/20	$10,602	$11,542	$11,062
07/31/20	$10,881	$11,910	$11,365
08/31/20	$10,849	$11,892	$11,335
09/30/20	$10,698	$11,849	$11,181
10/31/20	$10,753	$11,861	$11,242
11/30/20	$11,219	$12,076	$11,734
12/31/20	$11,555	$12,238	$12,086
01/31/21	$11,411	$12,131	$11,949
02/28/21	$11,128	$11,922	$11,661
03/31/21	$10,783	$11,693	$11,305
04/30/21	$11,010	$11,840	$11,539
05/31/21	$11,179	$11,951	$11,741
06/30/21	$11,062	$11,846	$11,605
07/31/21	$11,019	$12,004	$11,580
08/31/21	$11,075	$11,954	$11,625
09/30/21	$10,687	$11,741	$11,228
10/31/21	$10,568	$11,713	$11,102
11/30/21	$10,349	$11,679	$10,878
12/31/21	$10,429	$11,662	$10,960
01/31/22	$10,378	$11,423	$10,914
02/28/22	$10,115	$11,288	$10,648
03/31/22	$9,794	$10,944	$10,183
04/30/22	$9,243	$10,344	$9,617
05/31/22	$9,335	$10,373	$9,704
06/30/22	$8,874	$10,040	$9,234
07/31/22	$8,952	$10,253	$9,312
08/31/22	$8,919	$9,849	$9,275
09/30/22	$8,408	$9,343	$8,752
10/31/22	$8,366	$9,278	$8,708
11/30/22	$8,982	$9,715	$9,331
12/31/22	$9,189	$9,767	$9,565
01/31/23	$9,635	$10,088	$10,029
02/28/23	$9,256	$9,753	$9,633
03/31/23	$9,611	$10,061	$10,001
04/30/23	$9,599	$10,106	$10,004
05/31/23	$9,540	$9,908	$9,937
06/30/23	$9,661	$9,907	$10,085
07/31/23	$9,872	$9,976	$10,302
08/31/23	$9,604	$9,839	$10,032
09/30/23	$9,266	$9,552	$9,685
10/31/23	$9,149	$9,438	$9,550
11/30/23	$9,713	$9,914	$10,144
12/31/23	$10,089	$10,326	$10,536
01/31/24	$9,887	$10,183	$10,335
02/29/24	$9,836	$10,055	$10,287
03/31/24	$9,798	$10,111	$10,258
04/30/24	$9,576	$9,855	$10,026
05/31/24	$9,716	$9,985	$10,175
06/30/24	$9,670	$9,999	$10,137
07/31/24	$9,892	$10,275	$10,367
08/31/24	$10,216	$10,518	$10,704
09/30/24	$10,507	$10,697	$11,020
10/31/24	$10,020	$10,339	$10,514
11/30/24	$10,029	$10,374	$10,527
12/31/24	$9,833	$10,151	$10,323

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
EBND	(2.53%)	(2.30%)	(0.17%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg EM Local Currency Government Diversified Index	(2.01%)	(2.13%)	0.32%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,853,661,684
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 5,837,205
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,853,661,684 Number of Portfolio Holdings544 Portfolio Turnover Rate25% Total Advisory Fees Paid$5,837,205
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/26	1.0%
Peru Government Bonds, 6.90%, due 08/12/37	0.8%
Peru Government Bonds, 6.95%, due 08/12/31	0.6%
Republic of South Africa Government Bonds, 8.00%, due 01/31/30	0.6%
Republic of Poland Government Bonds, 1.75%, due 04/25/32	0.6%
Turkiye Government Bonds, 31.08%, due 11/08/28	0.6%
Colombia TES, 9.25%, due 05/28/42	0.6%
Korea Treasury Bonds, 1.88%, due 03/10/51	0.5%
Mexico Bonos, 7.75%, due 11/13/42	0.5%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.5%

Top Ten Countries

Country	%
South Korea	12.4%
China	11.7%
Indonesia	7.1%
Malaysia	6.7%
Thailand	6.3%
Philippines	4.5%
Brazil	4.5%
Czech Republic	4.4%
Mexico	4.4%
Israel	4.4%

C000088912
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Corporate Bond ETF
Trading Symbol	IBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Corporate Bond ETF	$49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international bond market as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher which negatively impacted spread sectors such as global corporates. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	IBND	Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,487	$9,984	$9,495
02/28/15	$9,456	$9,903	$9,463
03/31/15	$9,064	$9,808	$9,071
04/30/15	$9,372	$9,912	$9,384
05/31/15	$9,157	$9,735	$9,170
06/30/15	$9,134	$9,692	$9,150
07/31/15	$9,170	$9,714	$9,192
08/31/15	$9,190	$9,725	$9,213
09/30/15	$9,115	$9,775	$9,144
10/31/15	$9,149	$9,796	$9,185
11/30/15	$8,847	$9,633	$8,883
12/31/15	$8,971	$9,685	$9,011
01/31/16	$8,969	$9,769	$9,017
02/29/16	$9,008	$9,986	$9,064
03/31/16	$9,562	$10,256	$9,621
04/30/16	$9,637	$10,392	$9,700
05/31/16	$9,427	$10,253	$9,495
06/30/16	$9,457	$10,552	$9,528
07/31/16	$9,691	$10,632	$9,763
08/31/16	$9,699	$10,580	$9,763
09/30/16	$9,725	$10,638	$9,797
10/31/16	$9,311	$10,343	$9,396
11/30/16	$8,958	$9,932	$9,040
12/31/16	$8,970	$9,887	$9,058
01/31/17	$9,106	$9,998	$9,204
02/28/17	$9,084	$10,045	$9,182
03/31/17	$9,102	$10,061	$9,205
04/30/17	$9,314	$10,174	$9,423
05/31/17	$9,617	$10,332	$9,732
06/30/17	$9,671	$10,323	$9,790
07/31/17	$10,047	$10,496	$10,174
08/31/17	$10,156	$10,600	$10,290
09/30/17	$10,091	$10,505	$10,228
10/31/17	$10,032	$10,465	$10,175
11/30/17	$10,241	$10,581	$10,390
12/31/17	$10,295	$10,618	$10,453
01/31/18	$10,647	$10,744	$10,814
02/28/18	$10,401	$10,649	$10,565
03/31/18	$10,494	$10,762	$10,666
04/30/18	$10,306	$10,590	$10,478
05/31/18	$9,941	$10,510	$10,111
06/30/18	$9,933	$10,463	$10,104
07/31/18	$9,958	$10,445	$10,133
08/31/18	$9,906	$10,456	$10,083
09/30/18	$9,852	$10,366	$10,032
10/31/18	$9,603	$10,250	$9,783
11/30/18	$9,515	$10,282	$9,702
12/31/18	$9,637	$10,490	$9,833
01/31/19	$9,810	$10,650	$10,011
02/28/19	$9,804	$10,589	$10,009
03/31/19	$9,807	$10,721	$10,013
04/30/19	$9,835	$10,690	$10,048
05/31/19	$9,743	$10,834	$9,957
06/30/19	$10,091	$11,075	$10,317
07/31/19	$9,997	$11,044	$10,230
08/31/19	$9,958	$11,268	$10,193
09/30/19	$9,806	$11,154	$10,043
10/31/19	$10,043	$11,228	$10,286
11/30/19	$9,900	$11,143	$10,146
12/31/19	$10,076	$11,208	$10,327
01/31/20	$10,085	$11,351	$10,342
02/29/20	$9,912	$11,427	$10,171
03/31/20	$9,197	$11,171	$9,455
04/30/20	$9,645	$11,390	$9,914
05/31/20	$9,778	$11,440	$10,052
06/30/20	$9,972	$11,542	$10,253
07/31/20	$10,667	$11,910	$10,971
08/31/20	$10,773	$11,892	$11,088
09/30/20	$10,571	$11,849	$10,886
10/31/20	$10,576	$11,861	$10,894
11/30/20	$10,975	$12,076	$11,305
12/31/20	$11,253	$12,238	$11,598
01/31/21	$11,137	$12,131	$11,486
02/28/21	$11,015	$11,922	$11,357
03/31/21	$10,692	$11,693	$11,031
04/30/21	$10,930	$11,840	$11,279
05/31/21	$11,056	$11,951	$11,453
06/30/21	$10,811	$11,846	$11,167
07/31/21	$10,945	$12,004	$11,309
08/31/21	$10,833	$11,954	$11,198
09/30/21	$10,540	$11,741	$10,899
10/31/21	$10,484	$11,713	$10,843
11/30/21	$10,221	$11,679	$10,579
12/31/21	$10,307	$11,662	$10,673
01/31/22	$10,005	$11,423	$10,364
02/28/22	$9,789	$11,288	$10,142
03/31/22	$9,584	$10,944	$9,932
04/30/22	$8,823	$10,344	$9,148
05/31/22	$8,852	$10,373	$9,187
06/30/22	$8,358	$10,040	$8,673
07/31/22	$8,532	$10,253	$8,865
08/31/22	$7,983	$9,849	$8,295
09/30/22	$7,469	$9,343	$7,777
10/31/22	$7,607	$9,278	$7,912
11/30/22	$8,123	$9,715	$8,451
12/31/22	$8,260	$9,767	$8,582
01/31/23	$8,575	$10,088	$8,930
02/28/23	$8,229	$9,753	$8,574
03/31/23	$8,536	$10,061	$8,904
04/30/23	$8,716	$10,106	$9,091
05/31/23	$8,423	$9,908	$8,787
06/30/23	$8,563	$9,907	$8,937
07/31/23	$8,753	$9,976	$9,139
08/31/23	$8,619	$9,839	$9,002
09/30/23	$8,327	$9,552	$8,699
10/31/23	$8,341	$9,438	$8,714
11/30/23	$8,820	$9,914	$9,216
12/31/23	$9,179	$10,326	$9,591
01/31/24	$9,027	$10,183	$9,437
02/29/24	$8,904	$10,055	$9,310
03/31/24	$8,996	$10,111	$9,409
04/30/24	$8,813	$9,855	$9,221
05/31/24	$8,971	$9,985	$9,391
06/30/24	$8,922	$9,999	$9,333
07/31/24	$9,164	$10,275	$9,595
08/31/24	$9,400	$10,518	$9,843
09/30/24	$9,594	$10,697	$10,049
10/31/24	$9,260	$10,339	$9,712
11/30/24	$9,174	$10,374	$9,613
12/31/24	$8,946	$10,151	$9,380

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
IBND	(2.54%)	(2.35%)	(1.11%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx	(2.20%)	(1.91%)	(0.64%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 200,058,010
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 885,600
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$200,058,010 Number of Portfolio Holdings838 Portfolio Turnover Rate13% Total Advisory Fees Paid$885,600
Holdings [Text Block]

Top Ten Holdings

Holdings	%
JPMorgan Chase & Co., 1.09%, due 03/11/27	0.4%
UBS Group AG, 7.75%, due 03/01/29	0.4%
ING Groep NV, 4.50%, due 05/23/29	0.3%
Berkshire Hathaway, Inc., 1.03%, due 12/08/27	0.3%
Seven & i Holdings Co. Ltd., 0.19%, due 12/19/25	0.3%
NTT Finance Corp., 0.38%, due 09/20/30	0.3%
NTT Finance Corp., 0.84%, due 06/20/33	0.3%
Anheuser-Busch InBev SA, 1.15%, due 01/22/27	0.3%
Banque Federative du Credit Mutuel SA, 0.01%, due 05/11/26	0.3%
Societe Generale SA, 0.25%, due 07/08/27	0.3%

Top Ten Countries

Country	%
United States	25.9%
France	20.6%
Germany	10.9%
United Kingdom	8.9%
Spain	5.9%
Italy	5.6%
Netherlands	5.2%
Switzerland	3.8%
Belgium	2.0%
Japan	1.9%

C000051964
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg International Treasury Bond ETF
Trading Symbol	BWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg International Treasury Bond ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	BWX	Bloomberg Global Aggregate Bond Index	Bloomberg Global Treasury Ex-US Capped Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,851	$9,984	$9,859
02/28/15	$9,774	$9,903	$9,782
03/31/15	$9,588	$9,808	$9,602
04/30/15	$9,780	$9,912	$9,801
05/31/15	$9,470	$9,735	$9,497
06/30/15	$9,438	$9,692	$9,467
07/31/15	$9,410	$9,714	$9,442
08/31/15	$9,389	$9,725	$9,422
09/30/15	$9,433	$9,775	$9,472
10/31/15	$9,490	$9,796	$9,536
11/30/15	$9,229	$9,633	$9,279
12/31/15	$9,301	$9,685	$9,359
01/31/16	$9,359	$9,769	$9,425
02/29/16	$9,651	$9,986	$9,718
03/31/16	$10,091	$10,256	$10,166
04/30/16	$10,228	$10,392	$10,312
05/31/16	$9,960	$10,253	$10,046
06/30/16	$10,351	$10,552	$10,445
07/31/16	$10,435	$10,632	$10,539
08/31/16	$10,354	$10,580	$10,456
09/30/16	$10,450	$10,638	$10,558
10/31/16	$10,002	$10,343	$10,114
11/30/16	$9,475	$9,932	$9,583
12/31/16	$9,397	$9,887	$9,507
01/31/17	$9,555	$9,998	$9,673
02/28/17	$9,603	$10,045	$9,725
03/31/17	$9,633	$10,061	$9,761
04/30/17	$9,751	$10,174	$9,885
05/31/17	$9,974	$10,332	$10,116
06/30/17	$9,977	$10,323	$10,123
07/31/17	$10,234	$10,496	$10,387
08/31/17	$10,341	$10,600	$10,505
09/30/17	$10,202	$10,505	$10,369
10/31/17	$10,107	$10,465	$10,277
11/30/17	$10,322	$10,581	$10,500
12/31/17	$10,350	$10,618	$10,536
01/31/18	$10,652	$10,744	$10,846
02/28/18	$10,539	$10,649	$10,735
03/31/18	$10,708	$10,762	$10,911
04/30/18	$10,457	$10,590	$10,660
05/31/18	$10,257	$10,510	$10,463
06/30/18	$10,178	$10,463	$10,386
07/31/18	$10,159	$10,445	$10,370
08/31/18	$10,112	$10,456	$10,326
09/30/18	$10,024	$10,366	$10,239
10/31/18	$9,857	$10,250	$10,071
11/30/18	$9,914	$10,282	$10,132
12/31/18	$10,116	$10,490	$10,343
01/31/19	$10,318	$10,650	$10,554
02/28/19	$10,208	$10,589	$10,444
03/31/19	$10,290	$10,721	$10,528
04/30/19	$10,215	$10,690	$10,453
05/31/19	$10,321	$10,834	$10,567
06/30/19	$10,665	$11,075	$10,920
07/31/19	$10,607	$11,044	$10,867
08/31/19	$10,769	$11,268	$11,035
09/30/19	$10,632	$11,154	$10,900
10/31/19	$10,726	$11,228	$10,999
11/30/19	$10,569	$11,143	$10,844
12/31/19	$10,686	$11,208	$10,968
01/31/20	$10,752	$11,351	$11,041
02/29/20	$10,720	$11,427	$11,013
03/31/20	$10,333	$11,171	$10,622
04/30/20	$10,549	$11,390	$10,846
05/31/20	$10,641	$11,440	$10,938
06/30/20	$10,755	$11,542	$11,057
07/31/20	$11,213	$11,910	$11,529
08/31/20	$11,222	$11,892	$11,544
09/30/20	$11,159	$11,849	$11,481
10/31/20	$11,205	$11,861	$11,534
11/30/20	$11,480	$12,076	$11,818
12/31/20	$11,726	$12,238	$12,078
01/31/21	$11,570	$12,131	$11,922
02/28/21	$11,282	$11,922	$11,630
03/31/21	$10,994	$11,693	$11,337
04/30/21	$11,158	$11,840	$11,510
05/31/21	$11,246	$11,951	$11,642
06/30/21	$11,062	$11,846	$11,419
07/31/21	$11,210	$12,004	$11,579
08/31/21	$11,150	$11,954	$11,519
09/30/21	$10,834	$11,741	$11,200
10/31/21	$10,775	$11,713	$11,135
11/30/21	$10,690	$11,679	$11,050
12/31/21	$10,669	$11,662	$11,032
01/31/22	$10,435	$11,423	$10,796
02/28/22	$10,304	$11,288	$10,665
03/31/22	$9,921	$10,944	$10,268
04/30/22	$9,211	$10,344	$9,536
05/31/22	$9,217	$10,373	$9,546
06/30/22	$8,773	$10,040	$9,089
07/31/22	$8,968	$10,253	$9,294
08/31/22	$8,523	$9,849	$8,835
09/30/22	$7,982	$9,343	$8,282
10/31/22	$7,972	$9,278	$8,270
11/30/22	$8,485	$9,715	$8,804
12/31/22	$8,572	$9,767	$8,887
01/31/23	$8,893	$10,088	$9,234
02/28/23	$8,492	$9,753	$8,822
03/31/23	$8,848	$10,061	$9,199
04/30/23	$8,854	$10,106	$9,214
05/31/23	$8,635	$9,908	$8,983
06/30/23	$8,677	$9,907	$9,029
07/31/23	$8,776	$9,976	$9,134
08/31/23	$8,575	$9,839	$8,928
09/30/23	$8,246	$9,552	$8,590
10/31/23	$8,134	$9,438	$8,473
11/30/23	$8,633	$9,914	$8,995
12/31/23	$9,062	$10,326	$9,442
01/31/24	$8,807	$10,183	$9,181
02/29/24	$8,685	$10,055	$9,056
03/31/24	$8,698	$10,111	$9,070
04/30/24	$8,415	$9,855	$8,780
05/31/24	$8,489	$9,985	$8,861
06/30/24	$8,428	$9,999	$8,800
07/31/24	$8,725	$10,275	$9,112
08/31/24	$9,031	$10,518	$9,433
09/30/24	$9,231	$10,697	$9,648
10/31/24	$8,772	$10,339	$9,171
11/30/24	$8,786	$10,374	$9,185
12/31/24	$8,487	$10,151	$8,878

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BWX	(6.35%)	(4.50%)	(1.63%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg Global Treasury Ex-US Capped Index	(5.97%)	(4.14%)	(1.18%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 994,842,319
Holdings Count | Holding	1,245
Advisory Fees Paid, Amount	$ 3,265,524
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$994,842,319 Number of Portfolio Holdings1,245 Portfolio Turnover Rate17% Total Advisory Fees Paid$3,265,524
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Japan Government Ten Year Bonds, 1.10%, due 06/20/34	0.4%
Japan Government Ten Year Bonds, 0.80%, due 03/20/34	0.4%
Japan Government Ten Year Bonds, 0.90%, due 09/20/34	0.4%
China Government Bonds, 4.08%, due 10/22/48	0.4%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Canada Government Bonds, 3.50%, due 09/01/29	0.3%
U.K. Gilts, 4.50%, due 09/07/34	0.3%
Indonesia Treasury Bonds, 7.00%, due 05/15/27	0.3%
U.K. Gilts, 4.13%, due 01/29/27	0.3%
Japan Government Forty Year Bonds, 2.20%, due 03/20/64	0.3%

Top Ten Countries

Country	%
Japan	23.1%
France	5.0%
United Kingdom	4.9%
Canada	4.6%
South Korea	4.6%
China	4.6%
Italy	4.5%
Spain	4.5%
Germany	4.5%
Australia	4.0%

C000051965
Shareholder Report [Line Items]
Fund Name	SPDR FTSE International Government Inflation-Protected Bond ETF
Trading Symbol	WIP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FTSE International Government Inflation-Protected Bond ETF	$48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.  All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	WIP	Bloomberg Global Aggregate Bond Index	FTSE International Inflation-Linked Securities Select Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,846	$9,984	$9,844
02/28/15	$9,802	$9,903	$9,812
03/31/15	$9,580	$9,808	$9,603
04/30/15	$9,849	$9,912	$9,874
05/31/15	$9,577	$9,735	$9,604
06/30/15	$9,551	$9,692	$9,592
07/31/15	$9,467	$9,714	$9,506
08/31/15	$9,236	$9,725	$9,281
09/30/15	$9,123	$9,775	$9,178
10/31/15	$9,273	$9,796	$9,330
11/30/15	$9,092	$9,633	$9,154
12/31/15	$8,957	$9,685	$9,021
01/31/16	$8,927	$9,769	$8,997
02/29/16	$8,992	$9,986	$9,080
03/31/16	$9,585	$10,256	$9,658
04/30/16	$9,716	$10,392	$9,796
05/31/16	$9,446	$10,253	$9,530
06/30/16	$9,753	$10,552	$9,844
07/31/16	$9,875	$10,632	$9,972
08/31/16	$9,996	$10,580	$10,094
09/30/16	$10,062	$10,638	$10,163
10/31/16	$9,761	$10,343	$9,874
11/30/16	$9,281	$9,932	$9,399
12/31/16	$9,419	$9,887	$9,541
01/31/17	$9,619	$9,998	$9,747
02/28/17	$9,714	$10,045	$9,844
03/31/17	$9,725	$10,061	$9,858
04/30/17	$9,926	$10,174	$10,066
05/31/17	$10,014	$10,332	$10,160
06/30/17	$9,987	$10,323	$10,138
07/31/17	$10,233	$10,496	$10,388
08/31/17	$10,388	$10,600	$10,553
09/30/17	$10,308	$10,505	$10,478
10/31/17	$10,149	$10,465	$10,321
11/30/17	$10,317	$10,581	$10,496
12/31/17	$10,512	$10,618	$10,704
01/31/18	$10,870	$10,744	$11,068
02/28/18	$10,673	$10,649	$10,867
03/31/18	$10,853	$10,762	$11,056
04/30/18	$10,537	$10,590	$10,735
05/31/18	$10,224	$10,510	$10,419
06/30/18	$10,108	$10,463	$10,307
07/31/18	$10,181	$10,445	$10,385
08/31/18	$9,811	$10,456	$10,015
09/30/18	$9,889	$10,366	$10,094
10/31/18	$9,821	$10,250	$10,026
11/30/18	$9,783	$10,282	$9,994
12/31/18	$9,892	$10,490	$10,109
01/31/19	$10,283	$10,650	$10,509
02/28/19	$10,174	$10,589	$10,407
03/31/19	$10,224	$10,721	$10,459
04/30/19	$10,187	$10,690	$10,432
05/31/19	$10,244	$10,834	$10,496
06/30/19	$10,591	$11,075	$10,857
07/31/19	$10,639	$11,044	$10,911
08/31/19	$10,616	$11,268	$10,892
09/30/19	$10,600	$11,154	$10,878
10/31/19	$10,698	$11,228	$10,984
11/30/19	$10,505	$11,143	$10,772
12/31/19	$10,758	$11,208	$11,036
01/31/20	$10,747	$11,351	$11,054
02/29/20	$10,524	$11,427	$10,829
03/31/20	$9,549	$11,171	$9,835
04/30/20	$9,821	$11,390	$10,121
05/31/20	$10,137	$11,440	$10,453
06/30/20	$10,277	$11,542	$10,600
07/31/20	$10,870	$11,910	$11,216
08/31/20	$10,867	$11,892	$11,225
09/30/20	$10,607	$11,849	$10,964
10/31/20	$10,622	$11,861	$10,989
11/30/20	$11,115	$12,076	$11,503
12/31/20	$11,593	$12,238	$11,998
01/31/21	$11,449	$12,131	$11,845
02/28/21	$11,159	$11,922	$11,542
03/31/21	$11,011	$11,693	$11,395
04/30/21	$11,180	$11,840	$11,579
05/31/21	$11,477	$11,951	$11,935
06/30/21	$11,281	$11,846	$11,696
07/31/21	$11,531	$12,004	$11,959
08/31/21	$11,525	$11,954	$11,960
09/30/21	$11,105	$11,741	$11,535
10/31/21	$11,206	$11,713	$11,651
11/30/21	$11,076	$11,679	$11,521
12/31/21	$11,167	$11,662	$11,626
01/31/22	$11,037	$11,423	$11,491
02/28/22	$11,174	$11,288	$11,614
03/31/22	$11,297	$10,944	$11,747
04/30/22	$10,569	$10,344	$11,000
05/31/22	$10,430	$10,373	$10,855
06/30/22	$9,716	$10,040	$10,121
07/31/22	$9,985	$10,253	$10,398
08/31/22	$9,560	$9,849	$9,964
09/30/22	$8,887	$9,343	$9,239
10/31/22	$8,972	$9,278	$9,393
11/30/22	$9,514	$9,715	$9,969
12/31/22	$9,446	$9,767	$9,907
01/31/23	$9,850	$10,088	$10,332
02/28/23	$9,525	$9,753	$10,002
03/31/23	$9,966	$10,061	$10,465
04/30/23	$9,892	$10,106	$10,395
05/31/23	$9,588	$9,908	$10,077
06/30/23	$9,852	$9,907	$10,370
07/31/23	$10,073	$9,976	$10,602
08/31/23	$9,764	$9,839	$10,292
09/30/23	$9,354	$9,552	$9,859
10/31/23	$9,130	$9,438	$9,640
11/30/23	$9,743	$9,914	$10,284
12/31/23	$10,271	$10,326	$10,849
01/31/24	$9,942	$10,183	$10,504
02/29/24	$9,843	$10,055	$10,405
03/31/24	$9,893	$10,111	$10,469
04/30/24	$9,590	$9,855	$10,146
05/31/24	$9,766	$9,985	$10,335
06/30/24	$9,614	$9,999	$10,184
07/31/24	$9,809	$10,275	$10,399
08/31/24	$10,042	$10,518	$10,653
09/30/24	$10,254	$10,697	$10,882
10/31/24	$9,735	$10,339	$10,334
11/30/24	$9,729	$10,374	$10,332
12/31/24	$9,361	$10,151	$9,946

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
WIP	(8.86%)	(2.74%)	(0.66%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
FTSE International Inflation-Linked Securities Select Index	(8.33%)	(2.06%)	(0.05%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 297,024,904
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 1,893,518
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$297,024,904 Number of Portfolio Holdings167 Portfolio Turnover Rate12% Total Advisory Fees Paid$1,893,518
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	1.6%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
U.K. Inflation-Linked Gilts, 1.25%, due 11/22/32	1.4%
Spain Government Bonds Inflation-Linked, 1.00%, due 11/30/30	1.4%
Spain Government Bonds Inflation-Linked, 0.65%, due 11/30/27	1.3%
U.K. Inflation-Linked Gilts, 0.75%, due 03/22/34	1.3%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.10%, due 04/15/26	1.3%
New Zealand Government Bonds Inflation-Linked, 2.50%, due 09/20/35	1.2%
Australia Government Bonds, 2.50%, due 09/20/30	1.2%
Colombia TES, 4.75%, due 04/04/35	1.1%

Top Ten Countries

Country	%
United Kingdom	19.4%
France	8.3%
Brazil	6.9%
Italy	5.8%
Colombia	4.7%
Chile	4.7%
Australia	4.7%
Canada	4.6%
Spain	4.6%
Japan	4.6%

C000069669
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term International Treasury Bond ETF
Trading Symbol	BWZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term International Treasury Bond ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global concerns around heightened inflation and changes in central bank policies were primary drivers of Fund performance during the reporting period. The Fund performed in line with expectations.

The year 2024 saw a number of global central banks begin easing after keeping rates high to combat sticky inflation in 2023. The European Central Bank and the U.S. Federal Reserve both cut rates by 100 basis points in 2024, while the Bank of England kept cuts to 50 basis points. However the path to easing was anything but smooth, as growth and other economic data generally remained strong, and as such the speed and magnitude of policy easing was pared back for many central banks, particularly in the U.S.. This led to substantial volatility within the international government bond sector as investors contended with uncertainty of the future path of interest rates.

All major government bond yields ended the year higher than where they started, resulting in negative performance for global Treasuries. Uncertainty around the incoming U.S. President’s policies regarding tariffs and their potential impacts on the international backdrop have forced investors to exercise caution in this sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	BWZ	Bloomberg Global Aggregate Bond Index	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,685	$9,984	$9,684
02/28/15	$9,648	$9,903	$9,651
03/31/15	$9,415	$9,808	$9,423
04/30/15	$9,694	$9,912	$9,706
05/31/15	$9,462	$9,735	$9,475
06/30/15	$9,545	$9,692	$9,560
07/31/15	$9,396	$9,714	$9,415
08/31/15	$9,385	$9,725	$9,408
09/30/15	$9,365	$9,775	$9,391
10/31/15	$9,393	$9,796	$9,423
11/30/15	$9,141	$9,633	$9,173
12/31/15	$9,255	$9,685	$9,290
01/31/16	$9,174	$9,769	$9,213
02/29/16	$9,365	$9,986	$9,407
03/31/16	$9,755	$10,256	$9,806
04/30/16	$9,920	$10,392	$9,975
05/31/16	$9,579	$10,253	$9,640
06/30/16	$9,789	$10,552	$9,855
07/31/16	$9,831	$10,632	$9,901
08/31/16	$9,778	$10,580	$9,853
09/30/16	$9,879	$10,638	$9,960
10/31/16	$9,608	$10,343	$9,690
11/30/16	$9,214	$9,932	$9,295
12/31/16	$9,127	$9,887	$9,212
01/31/17	$9,381	$9,998	$9,471
02/28/17	$9,358	$10,045	$9,451
03/31/17	$9,412	$10,061	$9,510
04/30/17	$9,482	$10,174	$9,583
05/31/17	$9,678	$10,332	$9,785
06/30/17	$9,728	$10,323	$9,838
07/31/17	$9,984	$10,496	$10,100
08/31/17	$10,021	$10,600	$10,143
09/30/17	$9,935	$10,505	$10,060
10/31/17	$9,813	$10,465	$9,940
11/30/17	$9,994	$10,581	$10,128
12/31/17	$10,035	$10,618	$10,174
01/31/18	$10,377	$10,744	$10,522
02/28/18	$10,253	$10,649	$10,400
03/31/18	$10,319	$10,762	$10,469
04/30/18	$10,116	$10,590	$10,267
05/31/18	$9,906	$10,510	$10,059
06/30/18	$9,815	$10,463	$9,968
07/31/18	$9,830	$10,445	$9,985
08/31/18	$9,784	$10,456	$9,943
09/30/18	$9,744	$10,366	$9,904
10/31/18	$9,576	$10,250	$9,734
11/30/18	$9,600	$10,282	$9,763
12/31/18	$9,718	$10,490	$9,888
01/31/19	$9,846	$10,650	$10,023
02/28/19	$9,740	$10,589	$9,918
03/31/19	$9,687	$10,721	$9,864
04/30/19	$9,643	$10,690	$9,822
05/31/19	$9,638	$10,834	$9,822
06/30/19	$9,839	$11,075	$10,033
07/31/19	$9,695	$11,044	$9,890
08/31/19	$9,652	$11,268	$9,849
09/30/19	$9,585	$11,154	$9,784
10/31/19	$9,743	$11,228	$9,949
11/30/19	$9,630	$11,143	$9,836
12/31/19	$9,804	$11,208	$10,017
01/31/20	$9,709	$11,351	$9,924
02/29/20	$9,609	$11,427	$9,829
03/31/20	$9,423	$11,171	$9,643
04/30/20	$9,511	$11,390	$9,739
05/31/20	$9,583	$11,440	$9,817
06/30/20	$9,672	$11,542	$9,909
07/31/20	$10,027	$11,910	$10,277
08/31/20	$10,118	$11,892	$10,374
09/30/20	$9,989	$11,849	$10,244
10/31/20	$10,007	$11,861	$10,267
11/30/20	$10,246	$12,076	$10,515
12/31/20	$10,441	$12,238	$10,720
01/31/21	$10,355	$12,131	$10,635
02/28/21	$10,295	$11,922	$10,577
03/31/21	$10,030	$11,693	$10,305
04/30/21	$10,209	$11,840	$10,494
05/31/21	$10,284	$11,951	$10,610
06/30/21	$10,078	$11,846	$10,366
07/31/21	$10,082	$12,004	$10,374
08/31/21	$10,053	$11,954	$10,349
09/30/21	$9,880	$11,741	$10,174
10/31/21	$9,854	$11,713	$10,149
11/30/21	$9,671	$11,679	$9,967
12/31/21	$9,719	$11,662	$10,018
01/31/22	$9,605	$11,423	$9,905
02/28/22	$9,582	$11,288	$9,889
03/31/22	$9,354	$10,944	$9,647
04/30/22	$8,854	$10,344	$9,134
05/31/22	$8,940	$10,373	$9,224
06/30/22	$8,612	$10,040	$8,887
07/31/22	$8,604	$10,253	$8,885
08/31/22	$8,368	$9,849	$8,643
09/30/22	$7,999	$9,343	$8,271
10/31/22	$7,999	$9,278	$8,275
11/30/22	$8,389	$9,715	$8,682
12/31/22	$8,642	$9,767	$8,946
01/31/23	$8,861	$10,088	$9,177
02/28/23	$8,545	$9,753	$8,852
03/31/23	$8,776	$10,061	$9,097
04/30/23	$8,783	$10,106	$9,109
05/31/23	$8,583	$9,908	$8,904
06/30/23	$8,615	$9,907	$8,943
07/31/23	$8,769	$9,976	$9,107
08/31/23	$8,602	$9,839	$8,937
09/30/23	$8,410	$9,552	$8,740
10/31/23	$8,354	$9,438	$8,684
11/30/23	$8,682	$9,914	$9,029
12/31/23	$8,944	$10,326	$9,305
01/31/24	$8,753	$10,183	$9,110
02/29/24	$8,656	$10,055	$9,010
03/31/24	$8,637	$10,111	$8,994
04/30/24	$8,467	$9,855	$8,820
05/31/24	$8,573	$9,985	$8,933
06/30/24	$8,489	$9,999	$8,848
07/31/24	$8,705	$10,275	$9,076
08/31/24	$8,971	$10,518	$9,361
09/30/24	$9,137	$10,697	$9,536
10/31/24	$8,761	$10,339	$9,147
11/30/24	$8,703	$10,374	$9,089
12/31/24	$8,479	$10,151	$8,857

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BWZ	(5.20%)	(2.86%)	(1.64%)
Bloomberg Global Aggregate Bond Index	(1.69%)	(1.96%)	0.15%
Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index	(4.81%)	(2.43%)	(1.21%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 134,318,276
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 551,063
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$134,318,276 Number of Portfolio Holdings225 Portfolio Turnover Rate47% Total Advisory Fees Paid$551,063
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Australia Government Bonds, 4.25%, due 04/21/26	1.4%
Australia Government Bonds, 4.75%, due 04/21/27	1.3%
Kingdom of Belgium Government Bonds, 4.50%, due 03/28/26	1.3%
Mexico Bonos, 7.50%, due 06/03/27	1.2%
Japan Government Ten Year Bonds, 0.10%, due 03/20/26	1.2%
Japan Government Ten Year Bonds, 0.10%, due 12/20/26	1.2%
Japan Government Ten Year Bonds, 0.10%, due 03/20/27	1.2%
Japan Government Ten Year Bonds, 0.10%, due 06/20/27	1.2%
Japan Government Five Year Bonds, 0.01%, due 06/20/27	1.2%
Japan Government Five Year Bonds, 0.01%, due 09/20/26	1.1%

Top Ten Countries

Country	%
Japan	23.1%
Italy	5.0%
France	4.9%
Canada	4.6%
South Korea	4.6%
United Kingdom	4.6%
Australia	4.5%
China	4.5%
Spain	4.5%
Germany	4.3%